Earnings/ (Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income	$ 84,174	$ 304,654	$ 173,556
Weighted average common shares outstanding, basic	115,002,721	106,883,330	98,457,929
Basic earnings per share	$ 0.73	$ 2.85	$ 1.76
Dillutive potential common shares	417,658	1,819,658	470,082
Weighted average common shares outstanding, diluted	115,420,379	108,702,988	98,928,011
Diluted earnings per share	$ 0.73	$ 2.80	$ 1.75